UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2019

Brian C. Janssen

Washington Mutual Investors Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Washington Mutual Investors FundSM Annual report for the year ended April 30, 2019

We seek to generate
income and find
opportunities to grow
principal through
investment in high-
quality common stocks.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Washington Mutual Investors Fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	2.41%	8.45%	14.20%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated July 1, 2019 (unaudited). The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2019, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.77%.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Summary investment portfolio

9	Financial statements

27	Board of trustees and other officers

Fellow investors:

For the 12 months ended April 30, 2019, Washington Mutual Investors Fund reported a total return of 11.26%, which compares to the 13.49% gain of the unmanaged Standard & Poor’s 500 Composite Index (benchmark) and 7.50% for the Lipper Growth & Income Funds Index (peers).

Over the past fiscal year, the fund paid four regular dividends totaling 86 cents a share. The fund also made two capital gains distributions totaling $2.47 per share.

We’re pleased with the fund’s lifetime average annual total return of 11.85%. By contrast, the S&P 500 – a market capitalization-weighted index based on the results of approximately 500 widely held common stocks – had a 10.83% average annual total return over that same period of time. The fund outpaced the Lipper Growth & Income Funds Index, a peer group measure, over the one-, three-, five-, and 10-year periods.

The economy and markets

U.S. equities advanced over a period marked by volatility. After rising more than 5% over the first seven months, the S&P 500 Index fell 9% in December, weighed down by investor concerns about U.S.-China trade tensions and economic weakness abroad (especially in China).

In addition, there were fears that the U.S. Federal Reserve was moving too quickly to raise rates given economic conditions. However, those fears abated in the New Year, sending U.S. stocks up dramatically. The S&P 500 Index soared 18% in the first four months of 2019 amid signs of progress in trade talks and clear signals that the Fed had put plans for rate hikes on hold.

Results at a glance

For periods ended April 30, 2019, with all distributions reinvested

	Cumulative total return	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime (since 7/31/52)

Washington Mutual Investors Fund (Class A shares)	11.26%	13.63%	10.26%	14.41%	11.85%
Standard & Poor’s 500 Composite Index[1]	13.49	14.87	11.63	15.32	10.83
Lipper Growth & Income Funds Index[2]	7.50	11.23	8.03	12.39	—	[3]

[1]	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[2]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[3]	This index was not in existence as of the date the fund’s Class A shares became available; therefore, lifetime results are not shown.

Washington Mutual Investors Fund	1

The New Geography of Investing®

Where a company does business can be more important than where it’s located. Here’s a look at Washington Mutual Investors Fund’s portfolio in terms of where its equity holdings earn their revenue. The charts below show the countries and regions in which the fund’s equity investments are located, and where the revenue comes from.

Equity portion breakdown by domicile (%)

Country/Region	Fund	Index
United States	93%	100%
Canada	1	—
Europe	6	—
Japan	—	—
Asia-Pacific ex. Japan	—	—
Emerging markets	—	—
Total	100%	100%

Equity portion breakdown by revenue (%)

Country/Region	Fund	Index
United States	61%	62%
Canada	2	2
Europe	12	12
Japan	2	3
Asia-Pacific ex. Japan	2	1
Emerging markets	21	20
Total	100%	100%

Source: Capital Group (% of net assets as of April 30, 2019).

Compared with Standard & Poor’s 500 Composite Index.

Information technology stocks continued their strong run, advancing 23.1% over the 12-month period to finish as the top-returning sector. Microsoft gained on strong results in its cloud-computing business. Google parent Alphabet and Facebook also advanced, while Visa and MasterCard rose on investor optimism about their push into services and cross-border payments. Apple also rose. The real estate sector, which gained 21.2%, benefited from lower interest rates. Consumer staples advanced 18.4%. Consumer product giant Procter & Gamble gained after price hikes helped enhance revenue growth. Several consumer discretionary stocks helped power the broader market higher, including Amazon, Disney and Comcast.

By contrast, energy was the only sector to see negative returns, dropping 7.3% as oil prices were volatile during much of the period. Oil services firm Schlumberger declined after warning of lower North American revenues amid fracking declines. Materials stocks lagged the broader market. Financial stocks, which tend to benefit from higher interest rates, also trailed the broader market.

U.S. economic data were positive. In the first quarter of 2019, gross domestic product grew 3.2% — the strongest first-quarter growth in four years, fueled partly by rising exports and higher inventory investment. In April, the U.S. recorded its 103rd-consecutive month of job gains, as the unemployment rate fell to 3.6%, the lowest since 1969. U.S. consumers boosted spending in February and March. In March,

2	Washington Mutual Investors Fund

the Fed explicitly abandoned plans for two rate hikes in 2019 after implementing four such increases in 2018.

A look at the portfolio

Sectors: The selection of stocks within the information technology, communication services and financials sectors boosted relative results. The choice of investments in consumer staples was also additive. In contrast, a greater-than-index position in energy held back returns amid low oil prices. Holdings in the health care and consumer discretionary sectors also detracted.

Stocks: Eight of the largest 10 holdings gained over the period. Microsoft, the fund’s largest holding, advanced on strong results in its cloud-computing unit. Broadcom shares gained after the company reaffirmed its full-year forecasts. Comcast shares jumped, as the pay-TV provider reported strong growth in broadband subscribers. Merck rose on favorable clinical trial results for Keytruda, its bladder cancer treatment. Boeing, Home Depot and CME Group also advanced. By contrast, shares of chip maker Intel lagged the broader market after the firm reported weak revenue at its data-center group. Royal Dutch Shell fell amid volatile oil prices. And insurer UnitedHealth Group slid on concerns about a proposed expansion in government-administered health care.

Looking ahead

Washington Mutual Investors Fund strives to provide income and capital appreciation with low volatility over time.

To help decrease risk, the fund applies a strict set of financial eligibility rules for fund holdings — emphasizing strong balance sheets and the potential for consistent dividends. The fund employs a fundamental, bottom-up investment process in which portfolio managers and analysts seek attractive investments that can help investors pursue their long-term financial objectives. We would like to take this opportunity to welcome our new shareholders to the fund and to thank current investors for the trust and confidence they’ve placed in Washington Mutual Investors Fund.

We look forward to reporting to you again in six months.

Cordially,

Alan N. Berro

Co-President

Washington Mutual Investors Fund

Eric H. Stern

Co-President

Washington Mutual Investors Fund

June 7, 2019

For current information about the fund, visit americanfunds.com.

Washington Mutual Investors Fund	3

The value of a long-term perspective

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.¹ Thus, the net amount invested was $9,425.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.50% prior to July 1, 1988.
[3]	Assumes a $10,000 investment made in the fund on April 30, 1969.
[4]	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

$2,000,000
1,000,000
400,000
200,000
100,000
40,000
20,000
10,000
7,000

Average annual total returns based on a $1,000 investment
(for periods ended April 30, 2019)*

	1 year	5 years	10 years
Class A shares	4.86%	8.96%	13.74%

**Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.*

Year ended April 30	1970[3]	1971	1972	1973	1974	1975	1976	1977	1978	1979	1980	1981	1982	1983	1984	1985	1986	1987	1988
CAPITAL VALUE (dollars in thousands)																			
Dividends in cash	$ .3	.3	.4	.4	.4	.5	.5	.5	.5	.6	.6	.7	.8	.9	1.0	1.1	1.2	1.3	1.4
Value at year-end	$7.6	9.5	9.3	8.4	7.8	8.2	10.4	10.7	10.4	11.2	10.8	14.2	13.7	20.0	19.7	22.7	29.9	35.6	32.8
TOTAL VALUE (dollars in thousands)																			
Dividends reinvested	$ .2	.4	.4	.4	.4	.5	.6	.7	.8	.9	1.0	1.6	1.5	1.7	1.9	2.3	2.7	3.1	3.4
Value at year-end	$7.9	10.3	10.5	9.9	9.7	10.8	14.3	15.5	15.9	18.0	18.3	25.4	26.0	39.9	41.2	49.9	68.8	85.1	81.9
WMIF total return	(21.1)%	30.4	2.3	(6.3)	(1.7)	11.8	32.2	8.0	2.8	13.0	1.7	38.9	2.3	53.7	3.1	21.1	37.8	23.8	(3.8)

4	Washington Mutual Investors Fund

How a $10,000 investment has grown

This chart shows how a hypothetical $10,000 investment in the Washington Mutual Investors Fund grew from April 30, 1969, to April 30, 2019. As you can see, the investment grew to $1,837,546 with all distributions reinvested. The fund’s year-by-year results appear under the chart. You can use this table to estimate how the value of your own holdings has grown.

Washington Mutual Investors Fund	5

Summary investment portfolio April 30, 2019

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	5.86%
Intel	3.12
Broadcom	3.10
Comcast	2.66
Boeing	2.62
Merck	2.44
Home Depot	2.42
CME Group	2.07
Royal Dutch Shell	1.99
UnitedHealth Group	1.93

Common stocks 95.66%	Shares	Value (000)
Energy 9.14%
Chevron Corp.	11,354,094	$1,363,172
Enbridge Inc.	46,958,500	1,734,647
Exxon Mobil Corp.	20,065,000	1,610,818
Pioneer Natural Resources Co.	4,446,000	740,081
Royal Dutch Shell PLC, Class A (ADR)	128,867	8,187
Royal Dutch Shell PLC, Class B (ADR)	35,690,101	2,315,931
Schlumberger Ltd.	19,550,400	834,411
Other securities		2,097,928
		10,705,175

Materials 3.92%
Dow Inc.	17,457,380	990,357
DowDuPont Inc.	30,914,142	1,188,649
Linde PLC	4,204,182	757,846
Other securities		1,648,385
		4,585,237

Industrials 13.26%
Boeing Co.	8,121,400	3,067,372
CSX Corp.	18,683,772	1,487,789
Johnson Controls International PLC	24,275,000	910,312
Lockheed Martin Corp.	5,858,500	1,952,814
Norfolk Southern Corp.	3,569,600	728,270
Northrop Grumman Corp.	7,005,104	2,030,850
Union Pacific Corp.	4,056,000	718,074
United Parcel Service, Inc., Class B	6,520,000	692,554
Other securities		3,936,085
		15,524,120

Consumer discretionary 5.65%
General Motors Co.	23,190,000	903,251
Home Depot, Inc.	13,928,200	2,837,174
VF Corp.	7,544,000	712,229
Other securities		2,167,630
		6,620,284

Consumer staples 5.85%
Coca-Cola Co.	30,127,000	1,478,031
Costco Wholesale Corp.	3,060,600	751,469
Nestlé SA (ADR)	16,448,900	1,587,812
Other securities		3,031,626
		6,848,938

Health care 13.44%
Cigna Corp.	6,974,000	1,107,750
Humana Inc.	6,411,500	1,637,561
Johnson & Johnson	15,304,500	2,160,995
Merck & Co., Inc.	36,367,600	2,862,494

6	Washington Mutual Investors Fund

	Shares	Value (000)
Pfizer Inc.	51,477,900	$2,090,518
UnitedHealth Group Inc.	9,713,100	2,263,832
Other securities		3,619,384
		15,742,534

Financials 14.51%
BlackRock, Inc.	2,819,700	1,368,231
Capital One Financial Corp.	12,208,000	1,133,269
Chubb Ltd.	8,990,730	1,305,454
CME Group Inc., Class A	13,522,831	2,419,234
JPMorgan Chase & Co.	18,641,400	2,163,334
Marsh & McLennan Companies, Inc.	23,936,589	2,256,981
PNC Financial Services Group, Inc.	12,162,700	1,665,438
Wells Fargo & Co.	15,947,200	772,004
Other securities		3,909,806
		16,993,751

Information technology 18.63%
Broadcom Inc.	11,389,100	3,626,289
Intel Corp.	71,600,000	3,654,464
Mastercard Inc., Class A	2,790,200	709,381
Microsoft Corp.	52,527,100	6,860,039
Texas Instruments Inc.	5,858,800	690,342
Visa Inc., Class A	11,111,100	1,826,998
Other securities		4,447,268
		21,814,781

Communication services 6.98%
Alphabet Inc., Class A1	817,600	980,270
Alphabet Inc., Class C1	291,350	346,264
Comcast Corp., Class A	71,564,500	3,115,203
Facebook, Inc., Class A1	4,356,800	842,605
Verizon Communications Inc.	37,944,300	2,170,034
Other securities		715,305
		8,169,681

Utilities 3.08%
Public Service Enterprise Group Inc.	15,755,000	939,786
Other securities		2,671,623
		3,611,409

Real estate 1.20%
Digital Realty Trust, Inc. REIT	6,135,035	722,155
Other securities		682,187
		1,404,342

Total common stocks (cost: $73,330,330,000)		112,020,252

Convertible stocks 0.04%
Health care 0.04%
Other securities		47,849

Total convertible stocks (cost: $46,834,000)		47,849

Short-term securities 4.27%
Money market investments 4.27%
Capital Group Central Cash Fund	49,956,754	4,995,177

Total short-term securities (cost: $4,995,167,000)		4,995,177
Total investment securities 99.97% (cost: $78,372,331,000)		117,063,278
Other assets less liabilities 0.03%		32,266

Net assets 100.00%		$117,095,544

Washington Mutual Investors Fund	7

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements

8	Washington Mutual Investors Fund

Financial statements

Statement of assets and liabilities at April 30, 2019	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $78,372,331)		$117,063,278
Cash		100
Receivables for:
Sales of investments	$220,802
Sales of fund’s shares	128,641
Dividends	148,014	497,457
		117,560,835
Liabilities:
Payables for:
Purchases of investments	312,197
Repurchases of fund’s shares	89,335
Investment advisory services	21,803
Services provided by related parties	24,132
Board members’ deferred compensation	10,627
Other	7,197	465,291
Net assets at April 30, 2019		$117,095,544

Net assets consist of:
Capital paid in on shares of beneficial interest		$75,345,186
Total distributable earnings		41,750,358
Net assets at April 30, 2019		$117,095,544

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,510,808 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$59,458,536	1,273,842		$46.68
Class C	1,742,017	37,860		46.01
Class T	11	—	*	46.68
Class F-1	2,839,660	61,083		46.49
Class F-2	16,881,968	361,980		46.64
Class F-3	3,522,902	75,494		46.66
Class 529-A	2,399,915	51,543		46.56
Class 529-C	273,504	5,914		46.25
Class 529-E	104,621	2,261		46.27
Class 529-T	13	—	*	46.68
Class 529-F-1	188,145	4,051		46.44
Class R-1	87,555	1,898		46.13
Class R-2	712,464	15,508		45.94
Class R-2E	94,333	2,032		46.43
Class R-3	1,968,416	42,566		46.24
Class R-4	3,542,343	76,328		46.41
Class R-5E	119,599	2,566		46.61
Class R-5	1,377,621	29,524		46.66
Class R-6	21,781,921	466,358		46.71

*	Amount less than one thousand.

See notes to financial statements

Washington Mutual Investors Fund	9

Statement of operations for the year ended April 30, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $22,678)	$2,630,731
Interest	89,408	$2,720,139
Fees and expenses*:
Investment advisory services	248,129
Distribution services	199,246
Transfer agent services	70,208
Administrative services	31,029
Reports to shareholders	2,469
Registration statement and prospectus	4,343
Board members’ compensation	1,738
Auditing and legal	270
Custodian	1,169
Other	2,485
Total fees and expenses before reimbursements	561,086
Less transfer agent services reimbursements	23
Total fees and expenses after reimbursements		561,063
Net investment income		2,159,076

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,767,316
Currency transactions	(347)	4,766,969
Net unrealized appreciation on:
Investments in unaffiliated issuers	4,839,679	4,839,679
Net realized gain and unrealized appreciation		9,606,648

Net increase in net assets resulting from operations		$11,765,724

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets
(dollars in thousands)

	Year ended April 30
	2019	2018
Operations:
Net investment income	$2,159,076	$1,939,669
Net realized gain	4,766,969	7,353,635
Net unrealized appreciation	4,839,679	3,053,895
Net increase in net assets resulting from operations	11,765,724	12,347,199

Distributions paid to shareholders	(7,793,515)	(7,273,329	)*

Net capital share transactions	11,543,884	6,235,640

Total increase in net assets	15,516,093	11,309,510

Net assets:
Beginning of year	101,579,451	90,269,941
End of year	$117,095,544	$101,579,451

*	Prior year comparative amounts have been adjusted to reflect current presentation under new accounting standards. Prior year distributions were $1,886,252 from net investment income and $5,387,077 from net realized gain on investments.

See notes to financial statements

10	Washington Mutual Investors Fund

Notes to financial statements

1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Washington Mutual Investors Fund	11

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

12	Washington Mutual Investors Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2019, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Washington Mutual Investors Fund	13

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended April 30, 2019, the fund reclassified $178,509,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of April 30, 2019, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$290,817
Undistributed long-term capital gains	2,261,010
Gross unrealized appreciation on investments	41,175,590
Gross unrealized depreciation on investments	(1,966,431)
Net unrealized appreciation on investments	39,209,159
Cost of investments	77,854,119

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended April 30, 2019				Year ended April 30, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$1,077,377		$3,056,582	$4,133,959	$1,065,003		$3,117,132	$4,182,135
Class B*					—		—	—
Class C	19,010		90,004	109,014	18,514		93,071	111,585
Class T	—	†	1	1	—	†	1	1
Class F-1	49,625		149,257	198,882	52,477		163,560	216,037
Class F-2	299,379		726,357	1,025,736	214,419		555,047	769,466
Class F-3	60,260		137,940	198,200	36,110		85,641	121,751
Class 529-A	41,752		124,202	165,954	39,801		121,266	161,067
Class 529-B*					—		—	—
Class 529-C	3,046		15,669	18,715	3,691		21,516	25,207
Class 529-E	1,649		5,667	7,316	1,648		5,797	7,445
Class 529-T	—	†	1	1	—	†	1	1
Class 529-F-1	3,418		8,701	12,119	2,849		7,657	10,506
Class R-1	961		4,852	5,813	1,043		5,398	6,441
Class R-2	7,897		39,016	46,913	8,305		42,360	50,665
Class R-2E	1,085		3,909	4,994	652		2,387	3,039
Class R-3	29,854		106,193	136,047	30,213		109,648	139,861
Class R-4	65,523		194,600	260,123	55,172		167,086	222,258
Class R-5E	1,218		2,267	3,485	44		35	79
Class R-5	29,335		76,367	105,702	44,858		119,066	163,924
Class R-6	404,779		955,762	1,360,541	311,453		770,408	1,081,861
Total	$2,096,168		$5,697,347	$7,793,515	$1,886,252		$5,387,077	$7,273,329

*	Class B and 529-B shares were fully liquidated on May 5, 2017.
†	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

14	Washington Mutual Investors Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.342% on the first $3 billion of daily net assets and decreasing to 0.212% on such assets in excess of $116 billion. For the year ended April 30, 2019, the investment advisory services fee was $248,129,000, which was equivalent to an annualized rate of 0.231% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of the fund (which could increase as noted above) for its provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Washington Mutual Investors Fund	15

For the year ended April 30, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$142,172	$40,634		$ 5,687		Not applicable
Class C	16,521	1,153		832		Not applicable
Class T	—	—*		—	*	Not applicable
Class F-1	6,766	3,254		1,361		Not applicable
Class F-2	Not applicable	13,252		7,149		Not applicable
Class F-3	Not applicable	204		1,372		Not applicable
Class 529-A	5,385	1,409		1,149		$1,513
Class 529-C	2,759	176		142		187
Class 529-E	512	37		52		68
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	100		83		109
Class R-1	877	88		44		Not applicable
Class R-2	5,282	2,469		353		Not applicable
Class R-2E	458	153		38		Not applicable
Class R-3	9,684	2,950		970		Not applicable
Class R-4	8,830	3,477		1,767		Not applicable
Class R-5E	Not applicable	72		26		Not applicable
Class R-5	Not applicable	709		708		Not applicable
Class R-6	Not applicable	71		9,296		Not applicable
Total class-specific expenses	$199,246	$70,208		$31,029		$1,877

*	Amount less than one thousand.

Board members’ deferred compensation — Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Board members’ compensation of $1,738,000 in the fund’s statement of operations reflects $1,282,000 in current fees (either paid in cash or deferred) and a net increase of $456,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended April 30, 2019.

16	Washington Mutual Investors Fund

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended April 30, 2019

Class A	$4,032,396	90,270	$4,047,842	93,861		$(6,649,161)	(148,577)	$1,431,077	35,554
Class C	364,338	8,248	108,003	2,546		(393,435)	(8,897)	78,906	1,897
Class T	—	—	—	—		—	—	—	—
Class F-1	606,776	13,532	194,973	4,536		(826,559)	(18,435)	(24,810)	(367)
Class F-2	6,553,057	146,216	1,001,445	23,332		(3,116,691)	(70,055)	4,437,811	99,493
Class F-3	1,579,277	35,211	193,774	4,511		(583,068)	(13,095)	1,189,983	26,627
Class 529-A	246,808	5,507	165,881	3,855		(362,196)	(8,093)	50,493	1,269
Class 529-C	35,013	786	18,710	438		(87,549)	(1,959)	(33,826)	(735)
Class 529-E	10,597	241	7,313	171		(20,211)	(455)	(2,301)	(43)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	55,035	1,232	12,115	283		(30,958)	(692)	36,192	823
Class R-1	11,325	253	5,787	136		(23,850)	(535)	(6,738)	(146)
Class R-2	148,009	3,347	46,848	1,104		(217,516)	(4,934)	(22,659)	(483)
Class R-2E	42,283	945	4,994	117		(18,002)	(407)	29,275	655
Class R-3	402,952	9,107	135,978	3,181		(600,731)	(13,518)	(61,801)	(1,230)
Class R-4	1,270,832	28,325	260,080	6,062		(1,037,243)	(23,666)	493,669	10,721
Class R-5E	123,963	2,761	3,484	84		(24,296)	(551)	103,151	2,294
Class R-5	297,611	6,663	105,355	2,437		(1,151,100)	(25,491)	(748,134)	(16,391)
Class R-6	4,979,419	112,199	1,359,606	31,570		(1,745,430)	(38,834)	4,593,595	104,935
Total net increase (decrease)	$20,759,691	464,843	$7,672,189	178,224		$(16,887,996)	(378,194)	$11,543,884	264,873

Year ended April 30, 2018

Class A	$2,635,034	58,656	$4,089,903	92,014		$(7,650,252)	(170,927)	$(925,315)	(20,257)
Class B3	—	—	—	—		(1)	— [2]	(1)	— [2]
Class C	211,703	4,772	110,373	2,516		(446,558)	(10,121)	(124,482)	(2,833)
Class T	—	—	—	—		—	—	—	—
Class F-1	446,824	9,986	212,448	4,804		(1,042,657)	(23,502)	(383,385)	(8,712)
Class F-2	4,334,244	96,323	750,683	16,868		(3,163,704)	(71,494)	1,921,223	41,697
Class F-3	2,052,532	46,577	119,350	2,670		(278,050)	(6,174)	1,893,832	43,073
Class 529-A	362,291	7,903	161,007	3,625		(338,485)	(7,563)	184,813	3,965
Class 529-B3	—	—	—	—		(1)	— [2]	(1)	— [2]
Class 529-C	37,410	843	25,200	576		(266,820)	(5,838)	(204,210)	(4,419)
Class 529-E	8,978	200	7,445	169		(18,350)	(412)	(1,927)	(43)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	27,118	608	10,505	237		(25,152)	(564)	12,471	281
Class R-1	13,725	309	6,412	146		(26,282)	(591)	(6,145)	(136)
Class R-2	151,637	3,418	50,566	1,154		(264,399)	(5,983)	(62,196)	(1,411)
Class R-2E	33,234	744	3,038	68		(7,067)	(158)	29,205	654
Class R-3	453,792	10,258	139,776	3,171		(625,060)	(14,052)	(31,492)	(623)
Class R-4	885,318	19,970	222,140	5,022		(991,231)	(22,254)	116,227	2,738
Class R-5E	12,495	275	79	2		(676)	(14)	11,898	263
Class R-5	286,782	6,371	163,628	3,686		(621,508)	(13,988)	(171,098)	(3,931)
Class R-6	4,359,830	97,339	1,081,068	24,250		(1,464,676)	(32,628)	3,976,222	88,961
Total net increase (decrease)	$16,312,947	364,552	$7,153,622	160,978		$(17,230,929)	(386,263)	$6,235,640	139,267

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $37,595,637,000 and $25,913,503,000, respectively, during the year ended April 30, 2019.

Washington Mutual Investors Fund	17

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
4/30/2019	$45.27	$.88	$3.86	$4.74	$(.86)	$(2.47)	$(3.33)	$46.68	11.26%		$59,459		.57%		1.96%
4/30/2018	42.89	.88	4.89	5.77	(.86)	(2.53)	(3.39)	45.27	13.77		56,052		.57		1.97
4/30/2017	39.38	.80	5.33	6.13	(.79)	(1.83)	(2.62)	42.89	15.91		53,976		.58		1.95
4/30/2016	41.23	.80	(.24)	.56	(.82)	(1.59)	(2.41)	39.38	1.62		50,717		.58		2.02
4/30/2015	40.40	.83	2.89	3.72	(.85)	(2.04)	(2.89)	41.23	9.28		52,547		.58		2.01
Class C:
4/30/2019	44.66	.52	3.81	4.33	(.51)	(2.47)	(2.98)	46.01	10.40		1,742		1.35		1.18
4/30/2018	42.36	.52	4.81	5.33	(.50)	(2.53)	(3.03)	44.66	12.85		1,606		1.37		1.18
4/30/2017	38.92	.47	5.27	5.74	(.47)	(1.83)	(2.30)	42.36	14.99		1,643		1.38		1.15
4/30/2016	40.77	.48	(.24)	.24	(.50)	(1.59)	(2.09)	38.92	.82		1,588		1.38		1.23
4/30/2015	39.99	.50	2.83	3.33	(.51)	(2.04)	(2.55)	40.77	8.39		1,708		1.38		1.21
Class T:
4/30/2019	45.27	.98	3.86	4.84	(.96)	(2.47)	(3.43)	46.68	11.50	[3]	—	[4]	.36	[3]	2.17	[3]
4/30/2018	42.89	.97	4.89	5.86	(.95)	(2.53)	(3.48)	45.27	14.01	[3]	—	[4]	.36	[3]	2.17	[3]
4/30/2017[5,6]	42.53	.01	.35	.36	—	—	—	42.89	.85	[3,7]	—	[4]	.02	[3,7]	.03	[3,7]
Class F-1:
4/30/2019	45.10	.84	3.84	4.68	(.82)	(2.47)	(3.29)	46.49	11.17		2,840		.66		1.88
4/30/2018	42.74	.84	4.87	5.71	(.82)	(2.53)	(3.35)	45.10	13.66		2,771		.67		1.89
4/30/2017	39.25	.76	5.32	6.08	(.76)	(1.83)	(2.59)	42.74	15.81		2,999		.67		1.86
4/30/2016	41.10	.76	(.23)	.53	(.79)	(1.59)	(2.38)	39.25	1.55		2,897		.66		1.94
4/30/2015	40.28	.81	2.85	3.66	(.80)	(2.04)	(2.84)	41.10	9.18		2,908		.66		1.95
Class F-2:
4/30/2019	45.24	.96	3.86	4.82	(.95)	(2.47)	(3.42)	46.64	11.47		16,882		.38		2.14
4/30/2018	42.86	.96	4.89	5.85	(.94)	(2.53)	(3.47)	45.24	14.00		11,874		.38		2.15
4/30/2017	39.36	.87	5.33	6.20	(.87)	(1.83)	(2.70)	42.86	16.10		9,463		.41		2.10
4/30/2016	41.21	.86	(.23)	.63	(.89)	(1.59)	(2.48)	39.36	1.81		6,097		.41		2.19
4/30/2015	40.39	.89	2.90	3.79	(.93)	(2.04)	(2.97)	41.21	9.48		5,352		.40		2.14
Class F-3:
4/30/2019	45.26	1.00	3.86	4.86	(.99)	(2.47)	(3.46)	46.66	11.56		3,523		.30		2.22
4/30/2018	42.88	.94	4.96	5.90	(.99)	(2.53)	(3.52)	45.26	14.10		2,212		.30		2.10
4/30/2017[5,8]	41.86	.15	1.10	1.25	(.23)	—	(.23)	42.88	2.98	[7]	249		.08	[7]	.35	[7]
Class 529-A:
4/30/2019	45.16	.84	3.85	4.69	(.82)	(2.47)	(3.29)	46.56	11.18		2,400		.65		1.88
4/30/2018	42.80	.84	4.88	5.72	(.83)	(2.53)	(3.36)	45.16	13.67		2,270		.65		1.88
4/30/2017	39.30	.77	5.32	6.09	(.76)	(1.83)	(2.59)	42.80	15.82		1,982		.66		1.86
4/30/2016	41.15	.76	(.24)	.52	(.78)	(1.59)	(2.37)	39.30	1.52		1,788		.68		1.93
4/30/2015	40.33	.79	2.88	3.67	(.81)	(2.04)	(2.85)	41.15	9.17		1,839		.68		1.91

18	Washington Mutual Investors Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class 529-C:
4/30/2019	$44.87	$.51	$3.83	$4.34	$(.49)	$(2.47)	$(2.96)	$46.25	10.36%		$273		1.39%		1.15%
4/30/2018	42.48	.52	4.82	5.34	(.42)	(2.53)	(2.95)	44.87	12.83		298		1.42		1.17
4/30/2017	39.03	.45	5.27	5.72	(.44)	(1.83)	(2.27)	42.48	14.91		470		1.43		1.10
4/30/2016	40.88	.45	(.23)	.22	(.48)	(1.59)	(2.07)	39.03	.74		442		1.45		1.15
4/30/2015	40.09	.47	2.85	3.32	(.49)	(2.04)	(2.53)	40.88	8.33		464		1.45		1.14
Class 529-E:
4/30/2019	44.90	.74	3.82	4.56	(.72)	(2.47)	(3.19)	46.27	10.91		105		.89		1.65
4/30/2018	42.57	.73	4.85	5.58	(.72)	(2.53)	(3.25)	44.90	13.40		103		.89		1.65
4/30/2017	39.10	.66	5.30	5.96	(.66)	(1.83)	(2.49)	42.57	15.54		100		.90		1.62
4/30/2016	40.95	.66	(.24)	.42	(.68)	(1.59)	(2.27)	39.10	1.29		92		.92		1.68
4/30/2015	40.15	.69	2.86	3.55	(.71)	(2.04)	(2.75)	40.95	8.90		95		.92		1.66
Class 529-T:
4/30/2019	45.27	.95	3.86	4.81	(.93)	(2.47)	(3.40)	46.68	11.44	[3]	—	[4]	.41	[3]	2.12	[3]
4/30/2018	42.89	.94	4.90	5.84	(.93)	(2.53)	(3.46)	45.27	13.95	[3]	—	[4]	.42	[3]	2.10	[3]
4/30/2017[5,6]	42.53	.01	.35	.36	—	—	—	42.89	.85	[3,7]	—	[4]	.03	[3,7]	.02	[3,7]
Class 529-F-1:
4/30/2019	45.06	.94	3.84	4.78	(.93)	(2.47)	(3.40)	46.44	11.42		188		.42		2.11
4/30/2018	42.71	.94	4.87	5.81	(.93)	(2.53)	(3.46)	45.06	13.93		146		.42		2.10
4/30/2017	39.23	.85	5.31	6.16	(.85)	(1.83)	(2.68)	42.71	16.06		126		.44		2.08
4/30/2016	41.08	.84	(.23)	.61	(.87)	(1.59)	(2.46)	39.23	1.76		110		.46		2.15
4/30/2015	40.27	.88	2.87	3.75	(.90)	(2.04)	(2.94)	41.08	9.40		108		.45		2.13
Class R-1:
4/30/2019	44.76	.51	3.82	4.33	(.49)	(2.47)	(2.96)	46.13	10.37		88		1.39		1.14
4/30/2018	42.45	.51	4.82	5.33	(.49)	(2.53)	(3.02)	44.76	12.82		92		1.39		1.15
4/30/2017	39.00	.46	5.28	5.74	(.46)	(1.83)	(2.29)	42.45	14.98		93		1.39		1.14
4/30/2016	40.85	.47	(.23)	.24	(.50)	(1.59)	(2.09)	39.00	.81		93		1.39		1.22
4/30/2015	40.06	.50	2.85	3.35	(.52)	(2.04)	(2.56)	40.85	8.41		101		1.38		1.21
Class R-2:
4/30/2019	44.60	.51	3.80	4.31	(.50)	(2.47)	(2.97)	45.94	10.37		712		1.39		1.14
4/30/2018	42.31	.51	4.81	5.32	(.50)	(2.53)	(3.03)	44.60	12.82		713		1.39		1.15
4/30/2017	38.88	.46	5.26	5.72	(.46)	(1.83)	(2.29)	42.31	14.97		736		1.39		1.13
4/30/2016	40.73	.49	(.23)	.26	(.52)	(1.59)	(2.11)	38.88	.85		718		1.36		1.25
4/30/2015	39.95	.51	2.84	3.35	(.53)	(2.04)	(2.57)	40.73	8.46		803		1.34		1.25
Class R-2E:
4/30/2019	45.05	.64	3.85	4.49	(.64)	(2.47)	(3.11)	46.43	10.69		94		1.09		1.43
4/30/2018	42.71	.62	4.89	5.51	(.64)	(2.53)	(3.17)	45.05	13.19		62		1.09		1.39
4/30/2017	39.26	.55	5.33	5.88	(.60)	(1.83)	(2.43)	42.71	15.27		31		1.10		1.35
4/30/2016	41.18	.52	(.07)	.45	(.78)	(1.59)	(2.37)	39.26	1.35		8		1.01		1.40
4/30/2015[5,9]	42.40	.51	1.01	1.52	(.70)	(2.04)	(2.74)	41.18	3.63	[3,7]	—	[4]	.64	[3,10]	1.84	[3,10]

See end of table for footnotes.

Washington Mutual Investors Fund	19

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class R-3:
4/30/2019	$44.87	$.71	$3.82	$4.53	$(.69)	$(2.47)	$(3.16)	$46.24	10.86%		$1,968		.94%		1.59%
4/30/2018	42.54	.71	4.84	5.55	(.69)	(2.53)	(3.22)	44.87	13.34		1,965		.94		1.59
4/30/2017	39.08	.65	5.28	5.93	(.64)	(1.83)	(2.47)	42.54	15.49		1,890		.95		1.58
4/30/2016	40.94	.65	(.25)	.40	(.67)	(1.59)	(2.26)	39.08	1.23		1,767		.95		1.66
4/30/2015	40.14	.68	2.86	3.54	(.70)	(2.04)	(2.74)	40.94	8.89		1,937		.94		1.65
Class R-4:
4/30/2019	45.03	.85	3.83	4.68	(.83)	(2.47)	(3.30)	46.41	11.19		3,542		.64		1.89
4/30/2018	42.68	.84	4.87	5.71	(.83)	(2.53)	(3.36)	45.03	13.70		2,954		.64		1.89
4/30/2017	39.20	.77	5.31	6.08	(.77)	(1.83)	(2.60)	42.68	15.83		2,683		.64		1.88
4/30/2016	41.06	.77	(.25)	.52	(.79)	(1.59)	(2.38)	39.20	1.54		2,306		.65		1.96
4/30/2015	40.25	.81	2.86	3.67	(.82)	(2.04)	(2.86)	41.06	9.22		2,283		.64		1.95
Class R-5E:
4/30/2019	45.23	.94	3.85	4.79	(.94)	(2.47)	(3.41)	46.61	11.41		120		.43		2.11
4/30/2018	42.86	.85	4.98	5.83	(.93)	(2.53)	(3.46)	45.23	13.93		12		.43		1.88
4/30/2017	39.36	.75	5.42	6.17	(.84)	(1.83)	(2.67)	42.86	16.04		—	[4]	.48		1.82
4/30/2016[5,11]	41.13	.33	(.03)	.30	(.48)	(1.59)	(2.07)	39.36	.97	[7]	—	[4]	.22	[7]	.87	[7]
Class R-5:
4/30/2019	45.25	.99	3.85	4.84	(.96)	(2.47)	(3.43)	46.66	11.53		1,378		.34		2.20
4/30/2018	42.87	.98	4.89	5.87	(.96)	(2.53)	(3.49)	45.25	14.04		2,078		.34		2.20
4/30/2017	39.37	.90	5.32	6.22	(.89)	(1.83)	(2.72)	42.87	16.16		2,137		.35		2.18
4/30/2016	41.22	.89	(.24)	.65	(.91)	(1.59)	(2.50)	39.37	1.87		1,949		.35		2.26
4/30/2015	40.39	.93	2.89	3.82	(.95)	(2.04)	(2.99)	41.22	9.55		1,998		.34		2.24
Class R-6:
4/30/2019	45.29	1.01	3.87	4.88	(.99)	(2.47)	(3.46)	46.71	11.60		21,782		.29		2.23
4/30/2018	42.91	.99	4.90	5.89	(.98)	(2.53)	(3.51)	45.29	14.09		16,371		.29		2.22
4/30/2017	39.40	.91	5.34	6.25	(.91)	(1.83)	(2.74)	42.91	16.23		11,692		.30		2.21
4/30/2016	41.25	.90	(.23)	.67	(.93)	(1.59)	(2.52)	39.40	1.91		7,800		.30		2.30
4/30/2015	40.42	.95	2.89	3.84	(.97)	(2.04)	(3.01)	41.25	9.59		6,301		.30		2.28

	Year ended April 30
	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	25%	25%	21%	30%	24%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[4]	Amount less than $1 million.
[5]	Based on operations for a period that is less than a full year.
[6]	Class T and 529-T shares began investment operations on April 7, 2017.
[7]	Not annualized.
[8]	Class F-3 shares began investment operations on January 27, 2017.
[9]	Class R-2E shares began investment operations on August 29, 2014.
[10]	Annualized.
[11]	Class R-5E shares began investment operations on November 20, 2015.

See notes to financial statements

20	Washington Mutual Investors Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Washington Mutual Investors Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Washington Mutual Investors Fund (the “Fund”) as of April 30, 2019, the related statement of operations for the year ended April 30, 2019, the statement of changes in net assets for each of the two years in the period ended April 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
June 7, 2019

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Washington Mutual Investors Fund	21

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2018, through April 30, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22	Washington Mutual Investors Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	11/1/2018	4/30/2019	during period*	expense ratio
Class A – actual return	$1,000.00	$1,088.90	$3.00	.58%
Class A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class C – actual return	1,000.00	1,084.59	7.03	1.36
Class C – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class T – actual return	1,000.00	1,089.84	1.87	.36
Class T – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-1 – actual return	1,000.00	1,088.24	3.42	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	1,089.79	2.02	.39
Class F-2 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class F-3 – actual return	1,000.00	1,090.30	1.55	.30
Class F-3 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 529-A – actual return	1,000.00	1,088.43	3.42	.66
Class 529-A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 529-C – actual return	1,000.00	1,084.56	7.18	1.39
Class 529-C – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class 529-E – actual return	1,000.00	1,086.97	4.61	.89
Class 529-E – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 529-T – actual return	1,000.00	1,089.74	2.12	.41
Class 529-T – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-F-1 – actual return	1,000.00	1,089.53	2.18	.42
Class 529-F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-1 – actual return	1,000.00	1,084.38	7.18	1.39
Class R-1 – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2 – actual return	1,000.00	1,084.23	7.23	1.40
Class R-2 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2E – actual return	1,000.00	1,085.86	5.69	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-3 – actual return	1,000.00	1,086.64	4.92	.95
Class R-3 – assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 – actual return	1,000.00	1,088.50	3.31	.64
Class R-4 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5E – actual return	1,000.00	1,089.70	2.23	.43
Class R-5E – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-5 – actual return	1,000.00	1,090.02	1.76	.34
Class R-5 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 – actual return	1,000.00	1,090.44	1.50	.29
Class R-6 – assumed 5% return	1,000.00	1,023.36	1.45	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Washington Mutual Investors Fund	23

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended April 30, 2019:

Long-term capital gains	$5,875,756,000
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$52,725,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2020, to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their tax advisors.

24	Washington Mutual Investors Fund

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Washington Mutual Investors Fund	25

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26	Washington Mutual Investors Fund

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Gina F. Adams, 1958	2019	Senior Vice President, Government Affairs, FedEx Corporation (transportation/logistics company)	1	None
Charles E. Andrews, 1952	2013	Board member and Advisor, MorganFranklin Consulting (business consulting and technology solutions); Consultant and corporate director; former CEO, MorganFranklin Consulting	1	Marriott Vacations Worldwide Corporation; NVR, Inc.
Nariman Farvardin, 1956	2007	President, Stevens Institute of Technology	79	None
Mary Davis Holt, 1950	2010	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	79	None
R. Clark Hooper, 1946	2003	Private investor	82	None
Laurel B. Mitchell, PhD, 1955	2019	Chair, California Jump$tart Coalition for Personal Financial Literacy; Part-time faculty, Pomona College; Professor Emerita, University of Redlands; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	79	None
Donald L. Nickles, 1948	2007	Chairman and CEO, The Nickles Group (consulting and business venture); former United States Senator (Oklahoma) (1981–2005)	1	Valero Energy Corporation
John Knox Singleton, 1948 Chairman of the Board (Independent and Non-Executive)	2001	Former President and CEO, INOVA Health System	1	Healthcare Realty Trust, Inc.
Margaret Spellings, 1957	2015	President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	83	None
Lydia Waters Thomas, PhD, 1944	2010	Corporate director	1	Mueller Water Products, Inc.

Interested trustees5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Alan N. Berro, 1960 Co-President and Trustee	2012	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company;[7] Director, Capital Research and Management Company	1	None
Eric H. Stern, 1964 Co-President and Trustee	2014	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company;[7] Partner — Capital International Investors, Capital Guardian Trust Company[7]	1	None

Washington Mutual Investors Fund	27

Board of trustees and other officers (continued)

Trustee emeritus

James C. Miller III, PhD

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 6455 Irvine Center Drive, Irvine, CA 92618, Attention: Secretary.

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Paul F. Roye, 1953 Executive Vice President	2014	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research and Management Company
Jeffrey T. Lager, 1968 Senior Vice President	2013	Partner — Capital International Investors, Capital Research and Management Company
Michael W. Stockton, 1967 Senior Vice President	1995	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Donald H. Rolfe, 1972 Vice President	2013	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Diana Wagner, 1973 Vice President	2015	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Jennifer L. Butler, 1966 Secretary	2005	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2013	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, with the exception of Eric H. Stern and Diana Wagner, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

28	Washington Mutual Investors Fund

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1900 K Street, NW
Washington, DC 20006-1110

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2019, portfolio of Washington Mutual Investors Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Charles E. Andrews, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services	WMIF

Registrant:

a) Audit Fees:
Audit	2018	137,000
	2019	24,000

b) Audit-Related Fees:
	2018	None
	2019	None

c) Tax Fees:
	2018	9,000
	2019	None
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2018	None
	2019	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
	2018	None
	2019	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2018	None
	2019	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2018	None

2019	2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $9,000 for fiscal year 2018 and $2,000 for fiscal year 2019. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Washington Mutual Investors FundSM

Investment portfolio

April 30, 2019

Common stocks 95.66% Energy 9.14%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	14,035,000	$337,121
Cabot Oil & Gas Corp.	13,045,000	337,735
Chevron Corp.	11,354,094	1,363,172
ConocoPhillips	9,509,500	600,240
Enbridge Inc.	46,958,500	1,734,647
EOG Resources, Inc.	4,487,100	430,986
Exxon Mobil Corp.	20,065,000	1,610,818
Halliburton Co.	970,100	27,483
Helmerich & Payne, Inc.	3,592,639	210,241
Pioneer Natural Resources Co.	4,446,000	740,081
Royal Dutch Shell PLC, Class A (ADR)	128,867	8,187
Royal Dutch Shell PLC, Class B (ADR)	35,690,101	2,315,931
Schlumberger Ltd.	19,550,400	834,411
Valero Energy Corp.	1,700,000	154,122
		10,705,175
Materials 3.92%
Air Products and Chemicals, Inc.	3,284,400	675,897
CF Industries Holdings, Inc.	786,000	35,197
Dow Inc.	17,457,380	990,357
DowDuPont Inc.	30,914,142	1,188,649
Linde PLC	4,204,182	757,846
LyondellBasell Industries NV	2,500,000	220,575
Nucor Corp.	5,146,187	293,693
PPG Industries, Inc.	1,246,000	146,405
Rio Tinto PLC (ADR)	1,216,800	71,669
WestRock Co.	5,340,000	204,949
		4,585,237
Industrials 13.26%
3M Co.	2,685,000	508,834
BAE Systems PLC (ADR)	2,447,800	62,835
Boeing Co.	8,121,400	3,067,372
Caterpillar Inc.	4,378,000	610,381
CSX Corp.	18,683,772	1,487,789
Deere & Co.	2,188,600	362,498
Equifax Inc.	2,854,448	359,518
General Electric Co.	7,271,400	73,950
Honeywell International Inc.	2,750,000	477,482
IDEX Corp.	235,400	36,878
Johnson Controls International PLC	24,275,000	910,312
Lockheed Martin Corp.	5,858,500	1,952,814
Masco Corp.	4,735,000	184,949
Norfolk Southern Corp.	3,569,600	728,270
Northrop Grumman Corp.	7,005,104	2,030,850
PACCAR Inc.	3,263,000	233,859
Parker-Hannifin Corp.	1,150,000	208,242

Washington Mutual Investors Fund — Page 1 of 5

Common stocks (continued) Industrials (continued)	Shares	Value (000)
RELX PLC (ADR)	3,614,700	$82,921
Republic Services, Inc.	1,500,000	124,230
Union Pacific Corp.	4,056,000	718,074
United Parcel Service, Inc., Class B	6,520,000	692,554
United Technologies Corp.	2,517,000	358,949
Waste Connections, Inc.	2,419,400	224,448
Waste Management, Inc.	216,300	23,218
Westinghouse Air Brake Technologies Corp.	39,054	2,893
		15,524,120
Consumer discretionary 5.65%
Carnival Corp., units	4,999,972	274,298
Chipotle Mexican Grill, Inc.1	206,600	142,149
Darden Restaurants, Inc.	1,500,000	176,400
General Motors Co.	23,190,000	903,251
Home Depot, Inc.	13,928,200	2,837,174
InterContinental Hotels Group PLC (ADR)	4,295,274	283,961
Marriott International, Inc., Class A	3,967,600	541,260
McDonald’s Corp.	296,000	58,481
NIKE, Inc., Class B	1,861,400	163,487
Ross Stores, Inc.	1,031,900	100,775
Royal Caribbean Cruises Ltd.	829,700	100,344
Starbucks Corp.	428,300	33,270
VF Corp.	7,544,000	712,229
Wynn Resorts, Ltd.	2,029,800	293,205
		6,620,284
Consumer staples 5.85%
Church & Dwight Co., Inc.	6,564,300	491,994
Coca-Cola Co.	30,127,000	1,478,031
Coca-Cola European Partners PLC	6,736,000	360,982
Costco Wholesale Corp.	3,060,600	751,469
Hormel Foods Corp.	15,657,300	625,353
Keurig Dr Pepper Inc.	16,552,580	481,184
Kraft Heinz Co.	925,400	30,760
Mondelez International, Inc.	8,309,100	422,518
Nestlé SA (ADR)	16,448,900	1,587,812
Procter & Gamble Co.	284,700	30,315
Reckitt Benckiser Group PLC (ADR)	4,812,500	78,059
Sysco Corp.	5,635,000	396,535
Unilever NV	286,300	17,324
Walgreens Boots Alliance, Inc.	1,803,293	96,602
		6,848,938
Health care 13.44%
Abbott Laboratories	3,782,600	300,944
AbbVie Inc.	5,832,650	463,054
Amgen Inc.	83,200	14,919
Anthem, Inc.	1,661,800	437,103
AstraZeneca PLC (ADR)	14,316,000	539,141
Cigna Corp.	6,974,000	1,107,750
CVS Health Corp.	8,900,000	483,982
Danaher Corp.	3,451,793	457,156
Eli Lilly and Co.	2,212,000	258,893
Gilead Sciences, Inc.	3,272,300	212,830

Washington Mutual Investors Fund — Page 2 of 5

Common stocks (continued) Health care (continued)	Shares	Value (000)
Humana Inc.	6,411,500	$1,637,561
Johnson & Johnson	15,304,500	2,160,995
Merck & Co., Inc.	36,367,600	2,862,494
Novartis AG (ADR)	193,000	15,870
Novo Nordisk A/S, Class B (ADR)	814,900	39,938
Pfizer Inc.	51,477,900	2,090,518
Thermo Fisher Scientific Inc.	979,700	271,818
UnitedHealth Group Inc.	9,713,100	2,263,832
Zoetis Inc., Class A	1,215,000	123,736
		15,742,534
Financials 14.51%
Aon PLC, Class A	1,340,000	241,388
Bank of America Corp.	16,302,000	498,515
Bank of New York Mellon Corp.	6,573,800	326,455
BlackRock, Inc.	2,819,700	1,368,231
BNP Paribas SA (ADR)	730,000	19,447
Capital One Financial Corp.	12,208,000	1,133,269
Chubb Ltd.	8,990,730	1,305,454
Citigroup Inc.	5,500,000	388,850
CME Group Inc., Class A	13,522,831	2,419,234
Discover Financial Services	7,650,000	623,398
Huntington Bancshares Inc.	6,859,200	95,480
Intercontinental Exchange, Inc.	8,308,490	675,896
JPMorgan Chase & Co.	18,641,400	2,163,334
Marsh & McLennan Companies, Inc.	23,936,589	2,256,981
Moody’s Corp.	906,600	178,256
Nasdaq, Inc.	3,778,024	348,334
PNC Financial Services Group, Inc.	12,162,700	1,665,438
S&P Global Inc.	952,800	210,245
State Street Corp.	942,656	63,780
SunTrust Banks, Inc.	3,661,600	239,762
Wells Fargo & Co.	15,947,200	772,004
		16,993,751
Information technology 18.63%
Accenture PLC, Class A	1,701,500	310,813
Amphenol Corp., Class A	4,338,927	431,984
Analog Devices, Inc.	4,069,900	473,085
Apple Inc.	1,897,500	380,771
ASML Holding NV (New York registered)	2,767,000	577,805
Broadcom Inc.	11,389,100	3,626,289
HP Inc.	11,857,000	236,547
Intel Corp.	71,600,000	3,654,464
Intuit Inc.	2,300,000	577,438
Jack Henry & Associates, Inc.	2,639,700	393,474
Mastercard Inc., Class A	2,790,200	709,381
Microsoft Corp.	52,527,100	6,860,039
NetApp, Inc.	3,045,900	221,894
QUALCOMM Inc.	7,691,650	662,482
SAP SE (ADR)	513,700	66,195
TE Connectivity Ltd.	1,200,000	114,780

Washington Mutual Investors Fund — Page 3 of 5

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Texas Instruments Inc.	5,858,800	$690,342
Visa Inc., Class A	11,111,100	1,826,998
		21,814,781
Communication services 6.98%
Activision Blizzard, Inc.	3,894,200	187,739
Alphabet Inc., Class A1	817,600	980,270
Alphabet Inc., Class C1	291,350	346,264
CBS Corp., Class B	3,195,000	163,808
Cinemark Holdings, Inc.	5,700,000	239,685
Comcast Corp., Class A	71,564,500	3,115,203
Facebook, Inc., Class A1	4,356,800	842,605
Nexstar Media Group, Inc.	1,060,000	124,073
Verizon Communications Inc.	37,944,300	2,170,034
		8,169,681
Utilities 3.08%
CMS Energy Corp.	10,109,568	561,586
DTE Energy Co.	5,050,000	634,835
Edison International	9,481,179	604,615
Exelon Corp.	2,694,700	137,295
Pinnacle West Capital Corp.	1,500,000	142,905
Public Service Enterprise Group Inc.	15,755,000	939,786
Sempra Energy	4,614,200	590,387
		3,611,409
Real estate 1.20%
Digital Realty Trust, Inc. REIT	6,135,035	722,155
Simon Property Group, Inc. REIT	2,390,000	415,143
Ventas, Inc. REIT	4,369,900	267,044
		1,404,342
Total common stocks (cost: $73,330,330,000)		112,020,252
Convertible stocks 0.04% Health care 0.04%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	45,419	47,849
Total convertible stocks (cost: $46,834,000)		47,849
Short-term securities 4.27% Money market investments 4.27%
Capital Group Central Cash Fund	49,956,754	4,995,177
Total short-term securities (cost: $4,995,167,000)		4,995,177
Total investment securities 99.97% (cost: $78,372,331,000)		117,063,278
Other assets less liabilities 0.03%		32,266
Net assets 100.00%		$117,095,544

1	Security did not produce income during the last 12 months.

Washington Mutual Investors Fund — Page 4 of 5

Key to abbreviation
ADR = American Depositary Receipts

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-001-0619O-S66142	Washington Mutual Investors Fund — Page 5 of 5

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Washington Mutual Investors Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Washington Mutual Investors Fund (the "Fund") as of April 30, 2019, the related statement of operations for the year ended April 30, 2019, the statement of changes in net assets for each of the two years in the period ended April 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the investment portfolio (included in Item 6 of this Form N-CSR) as of April 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

June 7, 2019

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the

Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By __/s/ Paul F. Roye________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Paul F. Roye_____________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 28, 2019